Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Expenses Recognized

Expenses recognized in the condensed financial statements:

	Six months ended June 30,
	2025	2024
	In thousands

Research and development expenses	$2	$28
General and administrative expenses	396	7

Total	$398	$35